Reportable Segments (Assets Segments)(Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets	$ 48,904	$ 20,897	$ 17,678
Investment In ETP [Member]
Assets	43,230	15,519	12,450
Investment In Regency [Member]
Assets	8,123	5,568	4,770
Corporate And Other [Member]
Assets	707	470	469
Adjustments and Eliminations [Member]
Assets	$ (3,156)	$ (660)	$ (11)